Derivative Financial Instruments - Narrative (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated amount of unrealized gains, net of tax, related to interest rate, commodity price and currency rate hedging that will be reclassified from other comprehensive income into earnings	$ 0.3	$ 0.8
Hedge period, low end of the range (in months)	12 months	12 months
Hedge period, high end of the range (in months)	24 months	24 months